Equity - Acquisition of treasury stock (Details) - KRW (₩) ₩ in Millions							12 Months Ended
	Dec. 27, 2023	Aug. 31, 2023	Jun. 16, 2023	Mar. 28, 2023	Nov. 23, 2022	Apr. 25, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisition Of Treasury Stock [Line Items]
Acquisition							₩ 485,947	₩ 300,000	₩ 79
Retirement							₩ (81)	₩ (61)
Beginning number of share							17,482,000	17,482,000
Ending number of share							0	17,482,000	17,482,000
Treasury shares
Acquisition Of Treasury Stock [Line Items]
Beginning balance							₩ 227	₩ 227
Acquisition							485,947	300,000
Retirement							(485,947)	(300,000)
Ending balance							₩ 227	₩ 227	₩ 227
Beginning number of share							6,352	6,352
Acquisition (share)							13,507,398	7,814,685
Retirement (share)	2,744,718	2,842,929	4,243,281	3,676,470	4,149,262	3,665,423	(13,507,398)	(7,814,685)
Ending number of share							6,352	6,352	6,352